                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadim A. Kazi
Title:   Attorney-In-Fact for Mohnish Pabrai
Phone:   (949) 453-0609

Signature, Place, and Date of Signing:


           /s/ Nadim A. Kazi                Chicago, IL             May 15, 2008
         ---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form I3F Information Table Value Total:     $396,412 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABX Holdings, Inc.     COM        00080S101      16,442     5,592,678  SH            Sole            None    5,592,678
Berkshire Hathaway     A          084670 10 8    2,134      16         SH            Sole            None    16
Berkshire Hathaway     B          084670 20 7    1,288      288        SH            Sole            None    288
CompuCredit
 Corporation           COM        20478N 10 0    18,325     2,065,997  SH            Sole            None    2,065,997
Cryptologic Ltd.       COM        228906103      23,531     1,483,694  SH            Sole            None    1,483,694
Delta Financial
 Corp.                 COM        247918105      18         900,002    SH            Sole            None    900,002
Fairfax Finl
 Hldngs Ltd            SUB VTG    303901 10 2    89,149     310,516    SH            Sole            None    310,516
Harvest Nat Res
 Inc.                  COM        41754V 10 3    68,895     5,712,701  SH            Sole            None    5,712,701
Lear Corp.             COM        521865105      7,739      298,693    SH            Sole            None    298,693
MDC Holdings Inc.      COM        552676108      6,170      140,901    SH            Sole            None    140,901
Pinnacle Airlines
 Corp.                 COM        723443107      28,535     3,268,602  SH            Sole            None    3,268,602
Pinnacle Airlines
 Corp.                 COM        723443107      85         70,800     SH    Call    Sole            None    70,800
Sears Holdings
 Corporation           COM        812350106      52,842     517,607    SH            Sole            None    517,607
Sears Holdings
 Corporation           COM        812350106      33         2500       SH    Call    Sole            None    2500
Stamps.com Inc.        COM        852857200      5,152      502,169    SH            Sole            None    502,169
Ternium S.A.           SPON ADR   880890108      64,499     1,797,644  SH            Sole            None    1,797,644
Wellcare Health
 Plans Inc.            COM        94946T 10 6    11,575     297,179    SH            Sole            None    297,179

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                                POWER OF ATTORNEY

      Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

      (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

      (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

      (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

      (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

      The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

      This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

      IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


      By:  /s/  Mohnish Pabrai
           -------------------
           Mohnish Pabrai